Principal Charges Account	12 Months Ended
Dec. 31, 2014
Principal Charges Account [Abstract]
Principal Charges Account

NOTE 6 – Principal Charges Account

Pursuant to the Court Order of November 29, 1982, the Trustees were directed to create and maintain an account designated as “Principal Charges.”  This account constitutes a first and prior lien of certificate holders on any property transferable to the reversioner and reflects an allocation of beneficiaries’ equity between the certificate holders and the reversioner.  This account is neither an asset nor a liability of the Trust.  Rather, this account maintains and represents a balance that will be payable to the certificate holders of record from the reversioner at the end of the Trust.  The balance in this account consists of attorneys’ fees and expenses of counsel for adverse parties pursuant to the Court Order in connection with litigation commenced in 1972 relating to the Trustees’ powers and duties under the Trust Agreement and the costs of homes and surface lands acquired in accordance with provisions of a lease with U.S. Steel Corporation, net of an allowance to amortize the cost of the land based on actual shipments of taconite and net of a credit for disposition of tangible assets.

Following is an analysis of this account for the years ended as of:

	2014	2013
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,549,174)	(2,471,015)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,710,351	$4,788,510

Upon termination of the Trust, the Trustees shall either sell tangible assets or obtain a loan with tangible assets as security to provide monies for distribution to the certificate holders in the amount of the Principal Charges

NOTE 6 – Principal Charges Account (continued)

account balance.  Pursuant to the Court Order of January 26, 2015 (see Note 3), expenses incurred after December 2013 and before the Trust’s termination date that are allocated to the reversioner will be charged to the Principal Charges account as of April 6, 2015.  The above analysis does not yet reflect this adjustment as the expenses will not be known and finalized until after the termination date of the Trust.